UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
150 Federal St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2006

Date of reporting period ending:  June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

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                                       Proxy Voting History File Listing
                                       NORTHEAST INVESTORS TRUST
                                       Meeting Date: 10/06/2005
                                       Name: TRUMP ENTERTAINMENT RESORTS
                                       CUSIP: 89816T103
                                       Ticker: TRMP
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               003     ADOPTION OF THE TRUMP ENTERTAINMENT RESORTS INC     ISSUER        AGAINST    FOR
                       2005 INCENTIVE AWARD PLAN. TO ADOPT THE TRUMP
                       ENTERTAINMENT RESORTS INC 2005 INCENTIVE AWARD
                       PLAN

                                       Meeting Date: 11/30/2005
                                       Name: PATHMARK STORES INC.
                                       CUSIP: 70322A101
                                       Ticker: PTMK
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     APPROVAL OF THE AMENDMENT TO THE AMENDED AND        ISSUER        AGAINST    FOR
                       RESTATED 2000 EMPLOYEE EQUITY PLAN
               003     APPROVAL OF THE AMENDMENT TO THE 2000 AMENDED AND   ISSUER        AGAINST    FOR
                       RESTATED NON-EMPLOYEE DIRECTORS EQUITY PLAN
               004     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  2/21/2006
                                       Name: HAYNES INTERNATIONAL, INC.
                                       CUSIP: 420877201
                                       Ticker: HYNI
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  4/21/2006
                                       Name: STERLING CHEMICALS SR NTS
                                       CUSIP: 859166AA8
                                       Ticker:
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  4/21/2006
                                       Name: STERLING CHEMICAL HOLDINGS
                                       CUSIP: 859166100
                                       Ticker: SCHI
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  4/25/2006
                                       Name: CHUBB CORPORATION
                                       CUSIP: 171232101
                                       Ticker: CB
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     TO VOTE ON THE ADOPTION OF THE CHUBB CORP           ISSUER        AGAINST    FOR
                       ANNUAL INCENTIVE COMPENSATION PLAN (2006)
               003     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               004     TO VOTE ON A SHAREHOLDER PROPOSAL REGARDING THE     SHAREHOLDER   FOR        AGAINST
                       MANNER IN WHICH DIRECTORS ARE ELECTED
               005     TO VOTE ON A SHAREHOLDER PROPOSAL REGARDING         SHAREHOLDER   AGAINST    AGAINST
                       POLITICAL CONTRIBUTIONS

                                       Meeting Date:  4/27/2006
                                       Name: LODGIAN INC COMMON STOCK
                                       CUSIP: 54021P403
                                       Ticker: LGN
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     APPROVAL OF THE LODGIAN INC EXECUTIVE INCENTIVE     ISSUER        AGAINST    FOR
                       PLAN (COVERING YEARS 2006-2008)
               003     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  5/01/2006
                                       Name: ZIONS BANCORPORATION
                                       CUSIP: 989701107
                                       Ticker: ZION
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     TO APPROVE THE LONG TERM EXECUTIVE INCENTIVE        ISSUER        AGAINST    FOR
                       COMPENSATION PLAN
               003     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR
               004     TO TRANSACT ANY OTHER SUCH BUSINESS AS MAY          ISSUER        FOR        FOR
                       PROPERLY COME BEFORE THE MEETING

                                       Meeting Date:  5/04/2006
                                       Name: DARLING INTERNATIONAL INC
                                       CUSIP: 237266101
                                       Ticker: DAR
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  5/09/2006
                                       Name: CORE-MARK HOLDING CO INC
                                       CUSIP: 218681104
                                       Ticker: CMRK
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  5/10/2006
                                       Name: SMURFIT-STONE CONT CORP
                                       CUSIP: 832727101
                                       Ticker: SSCC
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
                       ABSTAINED ON ELECTION OF WILLIAM D. SMITHBURG
                       FOR DIRECTOR
               002     RATIFICATION OF AUDITORS                            ISSUER        FOR        FOR

                                       Meeting Date:  5/15/2006
                                       Name: DARLING INTERNATIONAL INC
                                       CUSIP: 237266101
                                       Ticker: DAR
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     APPROVE AND ADOPT ASSET PURCHASE AGREEMENT DATED    ISSUER        FOR        FOR
                       12/19/2005 BY AND AMONG DARLING INTERNATIONAL AS
                       FULLY DESCRIBED IN THE PROXY STATEMENT
               002     APPROVE ONE OR MORE ADJOURNMENTS OF THE SPECIAL     ISSUER        FOR        FOR
                       MEETING, AND IF NECESSARY, PERMIT FURTHER
                       SOLICITATION OF PROXIES IF THERE ARE NOT
                       SUFFICIENT VOTES TO APPROVE PROPOSAL 1

                                       Meeting Date:  5/16/2006
                                       Name: JPMORGAN CHASE & CO
                                       CUSIP: 46625H100
                                       Ticker: JPM
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC        ISSUER        FOR        FOR
                       ACCOUNTING FIRM
               003     STOCK OPTIONS                                       SHAREHOLDER   FOR        AGAINST
               004     PERFORMANCE BASED RESTRICTED STOCK                  SHAREHOLDER   AGAINST    AGAINST
               005     SEPERATE CHAIRMAN                                   SHAREHOLDER   FOR        AGAINST
               006     SEXUAL ORIENTATION                                  SHAREHOLDER   AGAINST    AGAINST
               007     SPECIAL SHAREHOLDER MEETINGS                        SHAREHOLDER   AGAINST    AGAINST
               008     LOBBYING PRIORITIES REPORT                          SHAREHOLDER   AGAINST    AGAINST
               009     POLITICAL CONTRIBUTIONS REPORT                      SHAREHOLDER   AGAINST    AGAINST
               010     POISON PILL                                         SHAREHOLDER   FOR        AGAINST
               011     CUMULATIVE VOTING                                   SHAREHOLDER   FOR        AGAINST
               012     BONUS RECOUPMENT                                    SHAREHOLDER   AGAINST    AGAINST
               013     OVERCOMMITTED DIRECTORS                             SHAREHOLDER   AGAINST    AGAINST

                                       Meeting Date:  5/23/2006
                                       Name: POLYMER COMMON STOCK CL A
                                       CUSIP: 731745204
                                       Ticker: POLGA
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
               002     TO APPROVE THE POLYMER GROUP, INC. 2005 EMPLOYEE    ISSUER        AGAINST    FOR
                       RESTRICTED STOCK PLAN

                                       Meeting Date:  5/24/2006
                                       Name: KRONOS WORLDWIDE
                                       CUSIP: 50105F105
                                       Ticker: KRON
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  5/24/2006
                                       Name: MAXXAM INC
                                       CUSIP: 577913106
                                       Ticker: MXM
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR

                                       Meeting Date:  5/24/2006
                                       Name: NL INDUSTRIES
                                       CUSIP: 629156407
                                       Ticker: NL
               Question                                                                  Fund       Directors
               Number Question                                            Vote Proposer  Vote       Recommend
               001     ELECTION OF DIRECTORS                               ISSUER        FOR        FOR
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
   (Registrant) Northeast Investors Trust
   By (Signature and Title)* Bruce Monrad, Chairman (Principal Executive Officer)
   Date August 29, 2006
   * Print the name and title of each signing officer under his or her signature
   By the Commission


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